Summary of significant accounting policies - Plant and equipment, net (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	0.00%	0.00%
Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	5.00%	5.00%
Buildings | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years	10 years
Buildings | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	20 years	20 years
Electronic devices | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years
Electronic devices | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years	10 years
Automobile | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years
Automobile | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years	10 years
Office equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years